Dec. 06, 2018
Emerging Markets Breakout Nations Portfolio
Emerging Markets Breakout Nations Portfolio

Summary Prospectus and
Prospectus Supplement

December 6, 2018

Morgan Stanley Institutional Fund, Inc.

Supplement dated December 6, 2018 to the Morgan Stanley Institutional Fund, Inc. Summary Prospectus and Prospectus dated April 30, 2018

Emerging Markets Breakout Nations Portfolio
(the "Fund")

Effective January 1, 2019, the Fund's primary benchmark index will change to MSCI Emerging Markets ex China Net Index. Also effective January 1, 2019, Tim Drinkall will no longer serve as a portfolio manager to the Fund. Accordingly, effective January 1, 2019, with respect to the Fund, all references to Mr. Drinkall will be removed from the Summary Prospectus and Prospectus.

Please retain this supplement for future reference.